Staff costs	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Staff costs	Staff costs
Accounting for staff costs
The Barclays Bank Group applies IAS 19 Employee benefits in its accounting for most of the components of staff costs.
Short-term employee benefits – salaries, accrued performance costs and social security are recognised over the period in which the employees provide the services to which the payments relate.
Performance costs – recognised to the extent that the Barclays Bank Group has a present obligation to its employees that can be measured reliably and are recognised over the period of service that employees are required to work to qualify for the payments.
Deferred cash and share awards are made to employees to incentivise performance over the period employees provide services. To receive payment under an award, employees must provide service over the vesting period. The period over which the expense for deferred cash and share awards is recognised is based upon the period employees consider their services contribute to the awards. For past awards, the Barclays Bank Group considers that it is appropriate to recognise the awards over the period from the date of grant to the date that the awards vest. In relation to awards granted from 2017, the Barclays Bank Group, taking into account the changing employee understanding surrounding those awards, considered it appropriate for expense to be recognised over four years including the financial year prior to the grant date.
The accounting policies for share-based payments, and pensions and other post-retirement benefits, are included in Note 30 and Note 31 respectively.

	2021	2020	2019
	£m	£m	£m
Performance costs	1,308	1,145	1,104
Salaries[a]	2,245	2,285	2,373
Social security costs	297	295	269
Post-retirement benefits[b]	181	176	184
Other compensation costs	172	208	237
Total compensation costs	4,203	4,109	4,167

Other resourcing costs
Outsourcing	136	142	211
Redundancy and restructuring	49	47	69
Temporary staff costs	17	14	48
Other	51	53	70
Total other resourcing costs	253	256	398

Total staff costs	4,456	4,365	4,565
Notes
a£152m (2020: £156m; 2019: £123m) of compensation was capitalised as internally generated software.
bPost-retirement benefits charge includes £121m (2020: £127m; 2019: £126m) in respect of defined contribution schemes and £60m (2020: £49m; 2019: £58m) in respect of defined benefit schemes.